Investments in Associates 2 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Book value
Beginning balance	₩ 4,250,787		₩ 4,251,802
Acquisition	568,653		96,255
Disposal	(3,484)		(207)
Dividends received	(148,395)		(98,175)
Share of profit (loss)	417,123		59,092
Other comprehensive income (loss)	161,751		(48,911)
Others (book value)	(14,062)		(9,069)
Ending balance	5,232,373		4,250,787
Korea Gas Corporation
Book value
Beginning balance	1,647,325	[1]	1,693,967
Acquisition	0		0
Disposal	0		0
Dividends received	0		(7,182)
Share of profit (loss)	209,357		(14,104)
Other comprehensive income (loss)	13,017		(25,023)
Others (book value)	(54,186)		(333)
Ending balance	1,815,513		1,647,325	[1]
Korea Electric Power Industrial Development Co., Ltd.
Book value
Beginning balance	25,630		25,393
Acquisition	0		0
Disposal	0		0
Dividends received	(1,966)		(2,146)
Share of profit (loss)	378		3,806
Other comprehensive income (loss)	0		0
Others (book value)	575		(1,423)
Ending balance	24,617		25,630
YTN Co., Ltd.
Book value
Beginning balance	40,549		39,747
Acquisition	0		0
Disposal	0		0
Dividends received	(270)		(90)
Share of profit (loss)	11,192		1,086
Other comprehensive income (loss)	22		(6)
Others (book value)	335		(188)
Ending balance	51,828		40,549
Cheongna Energy Co., Ltd.
Book value
Beginning balance	0		1,411
Acquisition			990
Disposal			0
Dividends received			0
Share of profit (loss)			2,518
Other comprehensive income (loss)			0
Others (book value)			(4,919)
Ending balance			0
Gangwon Wind Power Co., Ltd.
Book value
Beginning balance	11,443		12,327
Acquisition	0		0
Disposal	0		0
Dividends received	(1,703)		(1,988)
Share of profit (loss)	814		1,104
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	10,554		11,443
Hyundai Green Power Co., Ltd.
Book value
Beginning balance	132,774		124,253
Acquisition	0		0
Disposal	0		0
Dividends received	(8,888)		(8,889)
Share of profit (loss)	(562)		17,410
Other comprehensive income (loss)	(1,346)		0
Others (book value)	(23)		0
Ending balance	121,955		132,774
Korea Power Exchange
Book value
Beginning balance	269,122		258,899
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	(10)		1,860
Other comprehensive income (loss)	0		1
Others (book value)	616		8,362
Ending balance	269,728		269,122
DAYONE ENERGY Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)
Book value
Beginning balance	0		0
Acquisition			0
Disposal			0
Dividends received			0
Share of profit (loss)			0
Other comprehensive income (loss)			0
Others (book value)			0
Ending balance			0
Ecollite Co., Ltd.
Book value
Beginning balance	0		0
Acquisition			0
Disposal			0
Dividends received			0
Share of profit (loss)			0
Other comprehensive income (loss)			0
Others (book value)			0
Ending balance			0
Taebaek Wind Power Co., Ltd.
Book value
Beginning balance	6,392		7,039
Acquisition	0		0
Disposal	0		0
Dividends received	0		(175)
Share of profit (loss)	408		(472)
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	6,800		6,392
Taeback Guinemi Wind Power Co., Ltd.
Book value
Beginning balance	3,087		2,553
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	270		534
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	3,357		3,087
Pyeongchang Wind Power Co., Ltd.
Book value
Beginning balance	5,027		5,877
Acquisition	0		0
Disposal	0		0
Dividends received	0		(813)
Share of profit (loss)	384		(37)
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	5,411		5,027
Daeryun Power Co., Ltd.
Book value
Beginning balance	26,353		26,247
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	(927)		104
Other comprehensive income (loss)	0		0
Others (book value)	0		2
Ending balance	25,426		26,353
Changjuk Wind Power Co., Ltd.
Book value
Beginning balance	7,867		8,520
Acquisition	0		0
Disposal	0		0
Dividends received	(449)		(750)
Share of profit (loss)	937		97
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	8,355		7,867
KNH Solar Co., Ltd.
Book value
Beginning balance	2,436		2,382
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	(158)		54
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	2,278		2,436
SPC Power Corporation
Book value
Beginning balance	69,912		63,583
Acquisition	0		0
Disposal	0		0
Dividends received	(20,468)		(10,764)
Share of profit (loss)	5,311		5,491
Other comprehensive income (loss)	10,291		11,649
Others (book value)	0		(47)
Ending balance	65,046		69,912
Gemeng International Energy Co., Ltd.
Book value
Beginning balance	679,708		670,896
Acquisition	0		0
Disposal	0		0
Dividends received	(11,886)		(11,620)
Share of profit (loss)	(154,930)		15,965
Other comprehensive income (loss)	82,326		4,468
Others (book value)	0		(1)
Ending balance	595,218		679,708
PT. Cirebon Electric Power
Book value
Beginning balance	117,811		123,425
Acquisition	0		0
Disposal	0		0
Dividends received	(18,253)		(9,782)
Share of profit (loss)	10,679		11,330
Other comprehensive income (loss)	1,396		434
Others (book value)	10,336		(7,596)
Ending balance	121,969		117,811
KNOC Nigerian East Oil Co., Ltd.
Book value
Beginning balance	0		0
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	(14)		(22)
Other comprehensive income (loss)	(938)		671
Others (book value)	952		(649)
Ending balance	0		0
KNOC Nigerian West Oil Co., Ltd.
Book value
Beginning balance	0		0
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	(15)		(22)
Other comprehensive income (loss)	(862)		617
Others (book value)	877		(595)
Ending balance	0		0
PT Wampu Electric Power
Book value
Beginning balance	27,865		29,355
Acquisition	0		0
Disposal	0		0
Dividends received	0		(1,303)
Share of profit (loss)	3,196		3,245
Other comprehensive income (loss)	1,355		(1,639)
Others (book value)	2,661		(1,793)
Ending balance	35,077		27,865
PT. Bayan Resources TBK
Book value
Beginning balance	425,234		445,141
Acquisition	0		0
Disposal	0		0
Dividends received	(68,666)		(15,720)
Share of profit (loss)	267,874		17,139
Other comprehensive income (loss)	36,885		(21,256)
Others (book value)	(38)		(70)
Ending balance	661,289		425,234
S-Power Co., Ltd.
Book value
Beginning balance	110,292		115,784
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	12,437		(5,429)
Other comprehensive income (loss)	57		0
Others (book value)	0		(63)
Ending balance	122,786		110,292
Pioneer Gas Power Limited
Book value
Beginning balance	0		0
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	0		0
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	0		0
Eurasia Energy Holdings
Book value
Beginning balance	0		0
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	0		0
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	0		0
Xe-Pian Xe-Namnoy Power Co., Ltd.
Book value
Beginning balance	64,570		72,935
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	19,306		(2,896)
Other comprehensive income (loss)	8,565		(5,469)
Others (book value)	0		0
Ending balance	92,441		64,570
Hadong Mineral Fiber Co., Ltd.
Book value
Beginning balance	0		0
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	0		0
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	0		0
Green Biomass Co., Ltd.
Book value
Beginning balance	0		108
Acquisition			0
Disposal			(108)
Dividends received			0
Share of profit (loss)			0
Other comprehensive income (loss)			0
Others (book value)			0
Ending balance			0
PT. Mutiara Jawa
Book value
Beginning balance	1,780		1,438
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	630		459
Other comprehensive income (loss)	159		(117)
Others (book value)	0		0
Ending balance	2,569		1,780
Samcheok Eco Materials Co., Ltd.
Book value
Beginning balance	0		0
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	0		0
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	0		0
Noeul Green Energy Co., Ltd.
Book value
Beginning balance	4,197		6,610
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	(389)		(2,413)
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	3,808		4,197
Naepo Green Energy Co., Ltd.
Book value
Beginning balance	0		0
Acquisition			0
Disposal			0
Dividends received			0
Share of profit (loss)			(9,789)
Other comprehensive income (loss)			0
Others (book value)			9,789
Ending balance			0
Goseong Green Power Co., Ltd.
Book value
Beginning balance	2,186		2,340
Acquisition	259,840		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	(1,168)		(154)
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	260,858		2,186
Gangneung Eco Power Co., Ltd.
Book value
Beginning balance	2,368		2,430
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	(80)		(62)
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	2,288		2,368
Shin Pyeongtaek Power Co., Ltd.
Book value
Beginning balance	69,591		66,956
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	23,476		11,877
Other comprehensive income (loss)	0		(3,604)
Others (book value)	7		(5,638)
Ending balance	93,074		69,591
Haeng Bok Do Si Photovoltaic Power Co Ltd
Book value
Beginning balance	210		215
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	13		(5)
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	223		210
Dongducheon Dream Power Co., Ltd.
Book value
Beginning balance	80,637		76,547
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	(6,439)		4,095
Other comprehensive income (loss)	0		0
Others (book value)	0		(5)
Ending balance	74,198		80,637
Jinbhuvish Power Generation Pvt. Ltd.
Book value
Beginning balance	0		0
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	0		0
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	0		0
Daejung Offshore Wind Power Co., Ltd.
Book value
Beginning balance	2,165		2,361
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	(461)		(411)
Other comprehensive income (loss)	0		0
Others (book value)	0		215
Ending balance	1,704		2,165
GS Donghae Electric Power Co., Ltd.
Book value
Beginning balance	244,426		255,983
Acquisition	0		0
Disposal	0		0
Dividends received	(15,640)		(25,796)
Share of profit (loss)	14,972		14,265
Other comprehensive income (loss)	0		0
Others (book value)	14		(26)
Ending balance	243,772		244,426
Daegu Photovoltaic Co., Ltd.
Book value
Beginning balance	2,066		2,060
Acquisition	0		0
Disposal	0		0
Dividends received	(206)		(325)
Share of profit (loss)	482		331
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	2,342		2,066
Busan Green Energy Co., Ltd.
Book value
Beginning balance	8,778		10,637
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	(3,750)		(1,862)
Other comprehensive income (loss)	0		0
Others (book value)	4		3
Ending balance	5,032		8,778
Gunsan Bio Energy Co., Ltd.
Book value
Beginning balance	0		0
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	0		0
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	0		0
Korea Electric Vehicle Charging Service
Book value
Beginning balance	576		1,063
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	(283)		(491)
Other comprehensive income (loss)	0		0
Others (book value)	957		4
Ending balance	1,250		576
Korea Nuclear Partners Co., Ltd.
Book value
Beginning balance	200		0
Acquisition			247
Disposal			0
Dividends received			0
Share of profit (loss)			(43)
Other comprehensive income (loss)			(4)
Others (book value)			0
Ending balance			200
Korea Electric Power Corporation Fund
Book value
Beginning balance	41,926		41,126
Acquisition	0		0
Disposal	(3,090)		0
Dividends received	0		0
Share of profit (loss)	9,065		(908)
Other comprehensive income (loss)	82		1,708
Others (book value)	0		0
Ending balance	47,983		41,926
Energy Infra Asset Management Co., Ltd.
Book value
Beginning balance	938		791
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	128		147
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	1,066		938
Daegu clean Energy Co., Ltd.
Book value
Beginning balance	12		13
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	0		(1)
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	12		12
Yaksu ESS Co., Ltd.
Book value
Beginning balance	454		516
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	262		(62)
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	716		454
Nepal Water & Energy Development Company Private Ltd
Book value
Beginning balance	42,677		31,145
Acquisition	19,960		14,697
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	(616)		(1,699)
Other comprehensive income (loss)	4,312		(1,466)
Others (book value)	0		0
Ending balance	66,333		42,677
Gwangyang Green Energy Co., Ltd.
Book value
Beginning balance	926		948
Acquisition	24,800		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	(138)		(22)
Other comprehensive income (loss)	(122)		0
Others (book value)	0		0
Ending balance	25,466		926
PND Solar Co., Ltd.
Book value
Beginning balance	1,149		1,144
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	80		5
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	1,229		1,149
Hyundai Ecoenergy Co., Ltd.
Book value
Beginning balance	4,250		3,781
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	1,322		469
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	5,572		4,250
YeongGwang Yaksu Wind Electric Co., Ltd.
Book value
Beginning balance	312		386
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	(79)		(74)
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	233		312
Green Energy Electricity Generation Co., Ltd.
Book value
Beginning balance	25		163
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	1,688		(138)
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	1,713		25
Korea Energy Solution Co., Ltd.
Book value
Beginning balance	197		259
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	(74)		(62)
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	123		197
ITR Co., Ltd.
Book value
Beginning balance	40		33
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	(8)		7
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	32		40
Structure test network Co., Ltd.
Book value
Beginning balance	27		21
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	279		6
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	306		27
Namjeongsusang Solar Power Operation Co., Ltd.
Book value
Beginning balance	103		812
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	258		(709)
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	361		103
Indeck Niles Development, LLC
Book value
Beginning balance	20,627		0
Acquisition	222,551		45,562
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	(13,160)		(13,344)
Other comprehensive income (loss)	6,652		(9,846)
Others (book value)	9,603		(1,745)
Ending balance	246,273	[2]	20,627
Indeck Niles Asset Management, LLC
Book value
Beginning balance	101		87
Acquisition	0		0
Disposal	0		0
Dividends received	0		(539)
Share of profit (loss)	567		559
Other comprehensive income (loss)	0		0
Others (book value)	(557)		(6)
Ending balance	111		101
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Book value
Beginning balance	7,326		7,126
Acquisition	0		294
Disposal	(188)		(99)
Dividends received	0		(291)
Share of profit (loss)	399		296
Other comprehensive income (loss)	0		0
Others (book value)	(399)		0
Ending balance	7,138		7,326
Suwon New Power Co., Ltd.
Book value
Beginning balance	1,054		798
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	(5)		256
Other comprehensive income (loss)	(14)		0
Others (book value)	0		0
Ending balance	1,035		1,054
KPGE Inc.
Book value
Beginning balance	287		287
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	22		0
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	309		287
Gwangbaek Solar Power Investment Co., Ltd.
Book value
Beginning balance	4,682		2,054
Acquisition	0		2,703
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	124		(75)
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	4,806		4,682
Go deok Clean Energy Co., Ltd
Book value
Beginning balance	960		1,830
Acquisition	3,730		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	(333)		(843)
Other comprehensive income (loss)	(55)		(27)
Others (book value)	0		0
Ending balance	4,302		960
SureDataLab Co., Ltd.
Book value
Beginning balance	85		0
Acquisition	0		126
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	43		(41)
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	128		85
SEP Co., Ltd.
Book value
Beginning balance	14		0
Acquisition	0		27
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	(7)		(13)
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	7		14
Hankook Electric Power Information Co., Ltd.
Book value
Beginning balance	139		0
Acquisition	0		38
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	22		101
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	161		139
Tronix Co., Ltd.
Book value
Beginning balance	119		0
Acquisition	0		75
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	(10)		44
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	109		119
O2&B Global Co., Ltd.
Book value
Beginning balance	22		0
Acquisition	0		25
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	13		(3)
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	35		22
Muan Sunshine Solar Power Plant Co., Ltd.
Book value
Beginning balance	1,096		0
Acquisition	0		79
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	172		(475)
Other comprehensive income (loss)	0		0
Others (book value)	0		1,492
Ending balance	1,268		1,096
Bigeum Resident Photovoltaic Power Co., Ltd.
Book value
Beginning balance	0		0
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	0		0
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	0		0
Jeju SolarOne Co., Ltd.
Book value
Beginning balance	159		0
Acquisition	45		161
Disposal	(206)		0
Dividends received	0		0
Share of profit (loss)	(1)		0
Other comprehensive income (loss)	0		(2)
Others (book value)	3		0
Ending balance	0		159
Energy Innovation Fund I
Book value
Beginning balance	0		0
Acquisition			4,000
Disposal			0
Dividends received			(2)
Share of profit (loss)			(159)
Other comprehensive income (loss)			0
Others (book value)			(3,839)
Ending balance			0
Goesan Solar Park Co., Ltd.
Book value
Beginning balance	1,684		0
Acquisition	0		1,276
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	249		408
Other comprehensive income (loss)	(6)		0
Others (book value)	0		0
Ending balance	1,927		1,684
Saemangeum Heemang Photovoltaic Co.,Ltd.
Book value
Beginning balance	11,022		0
Acquisition	0		11,022
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	(784)		0
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	10,238		11,022
Bitgoel Eco Energy Co., Ltd.
Book value
Beginning balance	29		0
Acquisition	4,611		29
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	(261)		0
Other comprehensive income (loss)	(23)		0
Others (book value)	0		0
Ending balance	4,356		29
Jeju Gimnyeong Wind Power Co., Ltd.
Book value
Beginning balance	1,578		0
Acquisition	0		714
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	(665)		864
Other comprehensive income (loss)	(2)		0
Others (book value)	0		0
Ending balance	911		1,578
Seoroseoro Sunny Power Plant Co., Ltd.
Book value
Beginning balance	230		0
Acquisition	476		230
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	15		0
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	721		230
Muan Solar Park Co., Ltd.
Book value
Beginning balance	4,180		0
Acquisition	220		4,180
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	1,683		0
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	6,083		4,180
YuDang Solar Co., Ltd.
Book value
Beginning balance	360		0
Acquisition	0		360
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	205		0
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	565		360
Anjwa Smart Farm & Solar City Co., Ltd.
Book value
Beginning balance	5,510		0
Acquisition	141		5,510
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	1,133		0
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	6,784		5,510
Daewon Green Energy Co., Ltd.
Book value
Beginning balance	3,910		0
Acquisition	0		3,910
Disposal	0		0
Dividends received	0		0
Share of profit (loss)	(33)		0
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	3,877		3,910
Hansuwon KNP Co., Ltd. (formerly, Korea Nuclear Partners Co., Ltd.)
Book value
Beginning balance	200
Acquisition	0
Disposal	0
Dividends received	0
Share of profit (loss)	19
Other comprehensive income (loss)	0
Others (book value)	0
Ending balance	219		200
G.GURU Co., Ltd.
Book value
Beginning balance	0
Acquisition	493
Disposal	0
Dividends received	0
Share of profit (loss)	(90)
Other comprehensive income (loss)	0
Others (book value)	0
Ending balance	403		0
UD4M Co., Ltd.
Book value
Beginning balance	0
Acquisition	75
Disposal	0
Dividends received	0
Share of profit (loss)	217
Other comprehensive income (loss)	0
Others (book value)	(148)
Ending balance	144		0
Dongbu Highway Solar Co.,Ltd.
Book value
Beginning balance	0
Acquisition	0
Disposal	0
Dividends received	0
Share of profit (loss)	74
Other comprehensive income (loss)	0
Others (book value)	191
Ending balance	265		0
Seobu Highway Solar Co.,Ltd.
Book value
Beginning balance	0
Acquisition	0
Disposal	0
Dividends received	0
Share of profit (loss)	94
Other comprehensive income (loss)	0
Others (book value)	195
Ending balance	289		0
Korea Energy Data Co., Ltd.
Book value
Beginning balance	0
Acquisition	60
Disposal	0
Dividends received	0
Share of profit (loss)	2
Other comprehensive income (loss)	0
Others (book value)	0
Ending balance	62		0
Gangneung Sacheon Fuel Cell Co., Ltd.
Book value
Beginning balance	0
Acquisition	1,950
Disposal	0
Dividends received	0
Share of profit (loss)	(72)
Other comprehensive income (loss)	0
Others (book value)	0
Ending balance	1,878		0
Kosture Co., Ltd.
Book value
Beginning balance	0
Acquisition	0
Disposal	0
Dividends received	0
Share of profit (loss)	0
Other comprehensive income (loss)	0
Others (book value)	0
Ending balance	0		0
Digital Innovation Growth Fund
Book value
Beginning balance	0
Acquisition	10,000
Disposal	0
Dividends received	0
Share of profit (loss)	(110)
Other comprehensive income (loss)	0
Others (book value)	0
Ending balance	9,890	[3]	0
Taebaek Gadeoksan Wind Power Co., Ltd.
Book value
Beginning balance	0
Acquisition	0
Disposal	0
Dividends received	0
Share of profit (loss)	2,532
Other comprehensive income (loss)	0
Others (book value)	13,963
Ending balance	16,495		0
Chuncheon Green Energy Co., Ltd.
Book value
Beginning balance	0
Acquisition	3,400
Disposal	0
Dividends received	0
Share of profit (loss)	(28)
Other comprehensive income (loss)	0
Others (book value)	0
Ending balance	3,372	[4]	0
Yeomsubong Wind Power Co., Ltd.
Book value
Beginning balance	0
Acquisition	95
Disposal	0
Dividends received	0
Share of profit (loss)	0
Other comprehensive income (loss)	0
Others (book value)	0
Ending balance	95		0
Yeongyang Wind Power Corporation II
Book value
Beginning balance	0
Acquisition	7,965
Disposal	0
Dividends received	0
Share of profit (loss)	0
Other comprehensive income (loss)	0
Others (book value)	0
Ending balance	7,965		0
Haeparang Energy Co., Ltd.
Book value
Beginning balance	0
Acquisition	2,241
Disposal	0
Dividends received	0
Share of profit (loss)	0
Other comprehensive income (loss)	0
Others (book value)	0
Ending balance	2,241		0
Saemangeum Sebit Power Plant Co., Ltd.
Book value
Beginning balance	0
Acquisition	6,000
Disposal	0
Dividends received	0
Share of profit (loss)	0
Other comprehensive income (loss)	0
Others (book value)	0
Ending balance	₩ 6,000	[4]	₩ 0

[1]	The effective percentage of ownership is 22.02% considering treasury stocks.
[2]	According to the shareholders’ agreement, additional investment of 50% of total stake is agreed by March 2022.
[3]	The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[4]	The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.